UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund: BlackRock Long-Horizon Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Horizon Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Long-Horizon Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Argentina – 1.9%
MercadoLibre, Inc.(a)		137,390	$12,145,276

Belgium – 3.6%
Anheuser-Busch InBev NV		260,311	22,904,395

Canada – 0.0%
Sino-Forest Corp.(b)		60,390	1

China – 2.0%
Chaoda Modern Agriculture Holdings Ltd.(a)(b)		3,106,585	155,329
Want Want China Holdings Ltd.		9,636,000	12,766,091

			12,921,420

Finland – 3.0%
Kone Oyj, Class B		227,741	18,787,527

India – 3.0%
HDFC Bank Ltd.		1,597,032	19,327,452

Netherlands – 1.7%
ASML Holding NV		140,410	10,532,875

Sweden – 4.2%
Assa Abloy AB, Class B		714,948	26,748,135

Switzerland – 16.8%
Cie Financiere Richemont SA, Class A		232,719	19,116,359
Nestle SA, Registered Shares		458,509	32,195,340
Roche Holding AG		142,284	31,450,308
The Swatch Group AG		43,401	23,773,241

			106,535,248

Taiwan – 0.0%
Chunghwa Telecom Co. Ltd.		1	3

United Kingdom – 12.8%
British American Tobacco Plc		525,131	27,291,891
British Sky Broadcasting Group Plc		1,345,925	17,410,521
Delta Topco Ltd.(b)		1,559,597	883,668
Imperial Tobacco Group Plc		969,502	36,050,145

			81,636,225

United States – 50.4%
AutoZone, Inc.(a)(b)		78,096	28,872,091
Coach, Inc.		515,536	26,292,336
Cognizant Technology Solutions Corp., Class A(b)		232,748	18,196,239
Comcast Corp., Class A		542,828	20,670,890
DIRECTV(a)(b)		408,425	20,886,855
Discovery Communications, Inc., Class A(a)(b)		280,231	19,442,427
EMC Corp.(b)		606,002	14,913,709
Federal Hydrogenerating Co. JSC, Entitlement Shares		328,848	–
JPMorgan Chase & Co.		342,217	16,101,310
McDonald’s Corp.		209,949	20,006,040
Microsoft Corp.		997,724	27,407,478
Newell Rubbermaid, Inc.		1,147,312	26,938,886
Pfizer, Inc.		933,697	25,471,254
Philip Morris International, Inc.		310,645	27,386,463
Praxair, Inc.		124,658	13,758,504
Veeco Instruments, Inc.(b)		450,374	14,164,262

			320,508,744

Total Common Stocks – 99.4%			632,047,301

Corporate Bonds	Par (000)
China – 0.1%
China Milk Products Group Ltd.0.00, 1/15/13(b)(c)(d)	USD	1,000	300,000

Hong Kong – 0.0%
FU JI Food and Catering Services Holdings Ltd.,
0.01%, 10/18/10(b)(c)(d)(e)	CNY	10,800	17,367

United Kingdom – 0.2%
Delta Topco Ltd.,
10.00%, 11/24/60(e)(f)	USD	1,289	1,314,339

Total Corporate Bonds – 0.3%			1,631,706

Investment Companies	Shares
Vietnam – 0.0%
Vinaland Ltd.(b)		2,372	1,121

Warrants (g)
Canada – 0.0%
Kinross Gold Corp. (Issued/exercisable 10/29/08, 1 Share for 1 warrant, Expires 9/03/13, Strike Price CAD 32.00)(a)(b)		36,725	184

Total Long-Term Investments (Cost – $592,517,235) – 99.7%			633,680,312

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)		Value
Money Market Funds 7.9%
BlackRock Liquidity Series, LLC Money Market Series,
0.28%(h)(i)(j)	USD	50,463	$50,462,725

Time Deposits	Par (000)
Australia – 0.0%
Brown Brothers Harriman & Co.,
0.02%, 2/01/13	AUD	1	1,275

Switzerland – 0.0%
Brown Brothers Harriman & Co.,
0.01%, 2/01/13	CHF	1	1,157

Total Time Deposits – 0.0%			2,432

Total Short-Term Securities (Cost – $50,465,157) – 7.9%			50,465,157

Total Investments (Cost – $642,982,392*) – 107.6%			684,145,469
Liabilities in Excess of Other Assets – (7.6)%			(48,517,036)

Net Assets – 100.0%			$635,628,433

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$643,238,991

Gross unrealized appreciation	$47,882,058
Gross unrealized depreciation	(6,975,580)

Net unrealized appreciation	$40,906,478

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at October 31, 2012	Net Activity	Shares/ Beneficial Interest held at January 31, 2013	Income
BlackRock Liquidity Series, LLC Money Market Series	$32,660,500	$17,802,225	$50,462,725	$23,945
BlackRock Liquidity Funds, TempFund, Institutional Class	14,133,597	(14,133,597)	–	1,283

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	CHF	Swiss Franc
	AUD	Australian Dollar	CNY	Chinese Renminbi
	CAD	Canadian Dollar	USD	US Dollar

2	BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

•	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	4,434,252	CHF	4,043,297	JPMorgan Chase & Co.	2/05/13	$(8,688)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial investments is based on the pricing transparency of the investment and derivative financial investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks :
Argentina	$12,145,276	–	–	$12,145,276
Belgium	–	$22,904,395	–	22,904,395
Canada	–	–	$1	1
China	–	12,921,420	–	12,921,420
Finland	–	18,787,527	–	18,787,527
India	–	19,327,452	–	19,327,452
Netherlands	–	10,532,875	–	10,532,875
Sweden	–	26,748,135	–	26,748,135
Switzerland	–	106,535,248	–	106,535,248
Taiwan	–	3	–	3
United Kingdom	–	80,752,557	883,668	81,636,225
United States	320,508,744	–	–	320,508,744
Corporate Bonds	–	–	1,631,706	1,631,706
Investment Companies	1,121	–	–	1,121
Warrants	184	–	–	184
Short-Term Securities:
Money Market Funds	–	50,462,725	–	50,462,725
Time Deposits	–	2,432	–	2,432

Total	$332,655,325	$348,974,769	$2,515,375	$684,145,469

BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2013	3

Schedule of Investments (concluded)	BlackRock Long-Horizon Equity Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	–	$(8,688)	–	$(8,688)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,485	–	–	$2,485
Liabilities:
Bank overdraft	–	$(861,607)	–	(861,607)
Collateral on securities loaned at value	–	(50,462,725)	–	(50,462,725)

Total	$2,485	$(51,324,332)	–	$(51,321,847)

There were no transfers between levels during the period ended January 31, 2013.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

4	BLACKROCK LONG-HORIZON EQUITY FUND	JANUARY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Long-Horizon Equity Fund

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Long-Horizon Equity Fund

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Long-Horizon Equity Fund

Date: March 26, 2013